Derivative instruments and hedging activities	3 Months Ended
Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments and hedging activities

Note 7. Derivative instruments and hedging activities:

The following table summarizes the condensed consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		March 31,	December 31,	March 31,	December 31,
	Balance sheet location	2016	2015	2016	2015
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not
designated as hedging instruments	Other current assets	$383	$866	$31,184	$54,586
Assets derivatives -Foreign exchange contracts,
designated as cash flow hedge	Other current assets	823	23	21,592	2,700
Liability derivatives -Foreign exchange contracts, not	Accrued expenses and
designated as hedging instruments	other current liabilities	(2,097)	(432)	53,075	35,036
Liability derivatives -Foreign exchange contracts,	Accrued expenses and
designated as hedging instruments	other current liabilities	-	(131)	-	13,682
		$(891)	$326	$105,851	$106,004

The Company enters into foreign exchange forward contracts to hedge its foreign currency exposure resulting from revenue and expense in major foreign currencies in which it operates and to reduce the foreign currency fluctuations on certain of its balance sheet items.

As of March 31, 2016, the notional amounts of the Company’s outstanding exchange forward contracts, not designated as hedging instruments, were $65.7 million, $8.6 million and $10.0 million, and are used to reduce foreign currency exposures of the Euro, New Israeli Shekel (the “NIS”) and Japanese Yen, respectively. With respect to such derivatives, losses of $2.9 million and gains of $4.2 million were recognized under financial income (expense), net for the three months ended March 31, 2016 and 2015, respectively. Such losses and gains partially offset the revaluation changes of foreign currencies the balance sheet items, which are also recognized under financial income (expense), net.

As of March 31, 2016, the Company had in effect foreign exchange forward contracts for the conversion of $21.6 million into NIS. These foreign exchange forward contracts were designated as cash flow hedge for accounting purposes. The Company uses short-term cash flow hedge contracts to reduce its exposure to variability in expected future cash flows resulting mainly from payroll costs denominated in NIS. The changes in fair value of those contracts are included in the Company’s accumulated other comprehensive loss. These contracts mature through December 2016.